Schedule of deconsolidated subsidiaries assets liabilities and non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Deconsolidation Of Subsidiaries
Total assets as of each deconsolidated date			$ 208
Total liabilities as of each deconsolidated date		(78)	(175)
Non-controlling interest as of each deconsolidated date			(42)
Total gain from deconsolidation of subsidiaries		$ (78)	$ (10)